Dividends Declared and Paid. (Details) - Almacenes Éxito S.A. [Member] - COP ($) $ / shares in Units, $ in Millions	Mar. 21, 2024	Mar. 23, 2023	Dec. 31, 2024	Dec. 31, 2023
Dividends Declared and Paid [Line Items]
Dividend	$ 65,529	$ 217,392
Annual dividend, per share (in Pesos per share)	$ 50.49	$ 167.5
Dividend amount paid			$ 65,502	$ 217,293